Multi-Manager Growth Strategies Fund
Third Quarter Report
December 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Growth Strategies Fund, December 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 17.7%
Entertainment 5.9%
Netflix, Inc.(a)	219,564	195,701,785
Roblox Corp., Class A(a)	40,764	2,358,605
Spotify Technology SA(a)	47,377	21,195,522
Walt Disney Co. (The)	379,795	42,290,173
Total		261,546,085
Interactive Media & Services 11.5%
Alphabet, Inc., Class A	789,793	149,507,815
Alphabet, Inc., Class C	514,759	98,030,704
Meta Platforms, Inc., Class A	451,807	264,537,517
Total		512,076,036
Media 0.3%
Trade Desk, Inc. (The), Class A(a)	118,725	13,953,749
Total Communication Services		787,575,870
Consumer Discretionary 17.0%
Automobiles 5.1%
Tesla, Inc.(a)	558,166	225,409,758
Broadline Retail 7.0%
Alibaba Group Holding Ltd., ADR	155,154	13,155,508
Amazon.com, Inc.(a)	1,316,735	288,878,492
MercadoLibre, Inc.(a)	5,274	8,968,120
Ollie’s Bargain Outlet Holdings, Inc.(a)	26,904	2,952,176
Total		313,954,296
Diversified Consumer Services 0.2%
Grand Canyon Education, Inc.(a)	32,230	5,279,274
H&R Block, Inc.	47,617	2,516,082
Total		7,795,356
Hotels, Restaurants & Leisure 3.2%
Airbnb, Inc., Class A(a)	4,429	582,015
Booking Holdings, Inc.	4,779	23,744,079
Chipotle Mexican Grill, Inc.(a)	160,477	9,676,763
Domino’s Pizza, Inc.	5,128	2,152,529
DoorDash, Inc., Class A(a)	159,159	26,698,922
McDonald’s Corp.	36,585	10,605,626
Norwegian Cruise Line Holdings Ltd.(a)	333,976	8,593,202
Common Stocks (continued)
Issuer	Shares	Value ($)
Starbucks Corp.	377,568	34,453,080
Texas Roadhouse, Inc.	6,384	1,151,865
Wingstop, Inc.	9,759	2,773,508
Yum China Holdings, Inc.	120,998	5,828,474
Yum! Brands, Inc.	103,410	13,873,486
Total		140,133,549
Household Durables 0.4%
D.R. Horton, Inc.	127,887	17,881,160
Specialty Retail 0.3%
AutoZone, Inc.(a)	2,610	8,357,220
Burlington Stores, Inc.(a)	2,631	749,993
Home Depot, Inc. (The)	13,673	5,318,660
Total		14,425,873
Textiles, Apparel & Luxury Goods 0.8%
Deckers Outdoor Corp.(a)	79,333	16,111,739
lululemon athletica, Inc.(a)	18,732	7,163,304
NIKE, Inc., Class B	182,643	13,820,596
Total		37,095,639
Total Consumer Discretionary		756,695,631
Consumer Staples 1.7%
Beverages 1.2%
Celsius Holdings, Inc.(a)	35,946	946,818
Coca-Cola Co. (The)	208,528	12,982,953
Monster Beverage Corp.(a)	702,753	36,936,698
Total		50,866,469
Consumer Staples Distribution & Retail 0.5%
Costco Wholesale Corp.	19,108	17,508,087
Walmart, Inc.	65,128	5,884,315
Total		23,392,402
Total Consumer Staples		74,258,871
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Cheniere Energy, Inc.	9,188	1,974,225
ConocoPhillips Co.	31,133	3,087,460
Total		5,061,685
Total Energy		5,061,685

Multi-Manager Growth Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Growth Strategies Fund, December 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 9.3%
Banks 0.0%
Popular, Inc.	5,350	503,221
Capital Markets 3.3%
Blackstone, Inc.	136,913	23,606,539
Charles Schwab Corp. (The)	117,554	8,700,172
FactSet Research Systems, Inc.	39,370	18,908,624
Goldman Sachs Group, Inc. (The)	26,113	14,952,826
KKR & Co., Inc., Class A	106,287	15,720,910
Moody’s Corp.	41,708	19,743,316
MSCI, Inc.	38,508	23,105,185
SEI Investments Co.	224,286	18,499,109
Tradeweb Markets, Inc., Class A	17,176	2,248,682
Total		145,485,363
Consumer Finance 0.3%
American Express Co.	41,657	12,363,381
SLM Corp.	57,539	1,586,926
Total		13,950,307
Financial Services 5.0%
Berkshire Hathaway, Inc., Class B(a)	24,258	10,995,666
Block, Inc., Class A(a)	228,048	19,381,800
Equitable Holdings, Inc.	85,423	4,029,403
MasterCard, Inc., Class A	128,644	67,740,071
PayPal Holdings, Inc.(a)	272,746	23,278,871
Toast, Inc., Class A(a)	87,850	3,202,132
UWM Holdings Corp.	61,271	359,661
Visa, Inc., Class A	302,304	95,540,156
Total		224,527,760
Insurance 0.7%
Allstate Corp. (The)	36,558	7,048,017
Brown & Brown, Inc.	39,568	4,036,727
Kinsale Capital Group, Inc.	9,711	4,516,877
Primerica, Inc.	9,587	2,602,104
Progressive Corp. (The)	33,215	7,958,646
Ryan Specialty Holdings, Inc., Class A	64,157	4,116,313
Total		30,278,684
Total Financials		414,745,335
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 7.6%
Biotechnology 2.2%
AbbVie, Inc.	21,484	3,817,707
Alnylam Pharmaceuticals, Inc.(a)	1,840	432,970
Exelixis, Inc.(a)	303,446	10,104,752
Natera, Inc.(a)	16,631	2,632,687
Neurocrine Biosciences, Inc.(a)	67,903	9,268,760
Regeneron Pharmaceuticals, Inc.(a)	46,443	33,082,742
Vertex Pharmaceuticals, Inc.(a)	101,416	40,840,223
Total		100,179,841
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	62,442	7,062,815
Edwards Lifesciences Corp.(a)	29,209	2,162,342
Inspire Medical Systems, Inc.(a)	13,014	2,412,535
Intuitive Surgical, Inc.(a)	96,263	50,245,435
ResMed, Inc.	33,217	7,596,396
Total		69,479,523
Health Care Providers & Services 0.2%
McKesson Corp.	16,658	9,493,561
Health Care Technology 0.2%
Doximity, Inc., Class A(a)	168,897	9,017,411
Life Sciences Tools & Services 0.8%
Illumina, Inc.(a)	111,037	14,837,874
Thermo Fisher Scientific, Inc.	38,254	19,900,879
Total		34,738,753
Pharmaceuticals 2.6%
Eli Lilly & Co.	73,138	56,462,536
Johnson & Johnson	50,727	7,336,139
Novartis AG, ADR	149,434	14,541,423
Novo Nordisk A/S, ADR	313,956	27,006,495
Roche Holding AG, ADR	339,938	11,858,737
Total		117,205,330
Total Health Care		340,114,419
Multi-Manager Growth Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Growth Strategies Fund, December 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 5.2%
Aerospace & Defense 2.1%
Boeing Co. (The)(a)	390,132	69,053,364
Howmet Aerospace, Inc.	83,433	9,125,067
Lockheed Martin Corp.	9,059	4,402,130
TransDigm Group, Inc.	10,492	13,296,302
Total		95,876,863
Air Freight & Logistics 0.4%
Expeditors International of Washington, Inc.	149,424	16,551,697
Building Products 0.7%
Armstrong World Industries, Inc.	86,697	12,252,887
Trane Technologies PLC	52,427	19,363,913
Total		31,616,800
Commercial Services & Supplies 0.2%
Cintas Corp.	44,883	8,200,124
Construction & Engineering 0.5%
Comfort Systems U.S.A., Inc.	7,313	3,101,151
EMCOR Group, Inc.	21,166	9,607,247
Quanta Services, Inc.	28,417	8,981,193
Total		21,689,591
Electrical Equipment 0.3%
Eaton Corp. PLC	21,970	7,291,184
Vertiv Holdings Co.	48,609	5,522,468
Total		12,813,652
Ground Transportation 0.5%
Lyft, Inc., Class A(a)	300,951	3,882,268
Uber Technologies, Inc.(a)	298,038	17,977,652
Union Pacific Corp.	15,632	3,564,721
Total		25,424,641
Industrial Conglomerates 0.2%
3M Co.	74,752	9,649,736
Machinery 0.2%
Deere & Co.	18,427	7,807,520
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	4,475	4,716,874
Total Industrials		234,347,498
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 38.9%
Communications Equipment 1.1%
Arista Networks, Inc.(a)	350,776	38,771,271
Motorola Solutions, Inc.	22,334	10,323,445
Ubiquiti, Inc.	2,897	961,601
Total		50,056,317
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp., Class A	146,613	10,182,273
IT Services 1.4%
International Business Machines Corp.	50,994	11,210,011
MongoDB, Inc.(a)	14,253	3,318,241
Shopify, Inc., Class A(a)	435,601	46,317,454
Twilio, Inc., Class A(a)	24,406	2,637,801
Total		63,483,507
Semiconductors & Semiconductor Equipment 13.0%
ASML Holding NV	889	616,148
Broadcom, Inc.	456,770	105,897,557
KLA Corp.	754	475,110
Lam Research Corp.	57,412	4,146,869
Monolithic Power Systems, Inc.	978	578,682
NVIDIA Corp.	3,219,955	432,407,757
QUALCOMM, Inc.	144,643	22,220,058
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	53,304	10,527,007
Total		576,869,188
Software 17.3%
Adobe, Inc.(a)	29,321	13,038,462
Appfolio, Inc., Class A(a)	21,996	5,426,853
AppLovin Corp.(a)	17,353	5,619,422
Autodesk, Inc.(a)	150,692	44,540,034
Fair Isaac Corp.(a)	3,886	7,736,754
Fortinet, Inc.(a)	278,227	26,286,887
Gitlab, Inc., Class A(a)	229,731	12,945,342
HubSpot, Inc.(a)	11,909	8,297,834
Intuit, Inc.	15,727	9,884,420
Manhattan Associates, Inc.(a)	19,180	5,183,203
Microsoft Corp.	798,571	336,597,677
Nutanix, Inc., Class A(a)	56,472	3,454,957
Oracle Corp.	681,191	113,513,668

Multi-Manager Growth Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Growth Strategies Fund, December 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Palantir Technologies, Inc., Class A(a)	90,394	6,836,498
Palo Alto Networks, Inc.(a)	33,828	6,155,343
Salesforce, Inc.	250,250	83,666,083
ServiceNow, Inc.(a)	38,604	40,924,872
Smartsheet, Inc., Class A(a)	161,655	9,057,530
Synopsys, Inc.(a)	21,638	10,502,220
Tyler Technologies, Inc.(a)	7,457	4,300,004
Workday, Inc., Class A(a)	67,852	17,507,852
Total		771,475,915
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	1,031,923	258,414,157
NetApp, Inc.	27,484	3,190,343
Total		261,604,500
Total Information Technology		1,733,671,700
Materials 0.2%
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	20,560	782,925
Southern Copper Corp.	93,134	8,487,301
Total		9,270,226
Total Materials		9,270,226
Real Estate 0.2%
Retail REITs 0.2%
Simon Property Group, Inc.	45,373	7,813,684
Total Real Estate		7,813,684
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.1%
Electric Utilities 0.1%
NRG Energy, Inc.	62,059	5,598,963
Total Utilities		5,598,963
Total Common Stocks (Cost $2,602,283,677)		4,369,153,882

Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
U.S. Large Cap 0.5%
Invesco QQQ Trust Series 1 ETF	32,300	16,512,729
Natixis Loomis Sayles Focused Growth ETF(a)	116,982	4,543,581
Total		21,056,310
Total Exchange-Traded Equity Funds (Cost $20,773,552)		21,056,310

Money Market Funds 1.5%

Columbia Short-Term Cash Fund, 4.573%(b),(c)	69,921,998	69,908,013
Total Money Market Funds (Cost $69,907,517)		69,908,013
Total Investments in Securities (Cost: $2,692,964,746)		4,460,118,205
Other Assets & Liabilities, Net		(657,056)
Net Assets		4,459,461,149
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	118,727,983	497,818,780	(546,638,466)	(284)	69,908,013	(5,199)	3,836,435	69,921,998
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Growth Strategies Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT117_03_R01_(02/25)